Income Taxes - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes	$ 168,254	$ 84,596	$ 73,872
Expected income tax thereon	53,841	27,071	23,639
Tax rate differential	(6,695)	(2,249)	(5,201)
Change in valuation allowance on deferred tax assets and for losses without recognition of deferred taxes	(204)	(3,689)	1,740
Change in the tax rate and tax laws	(802)	(9,543)	(75)
Income taxes for prior years	876	561	32
Tax on non-deductible interest expenses	1,096	1,522	1,711
Taxes on other non-deductible expenses, and non-deductible taxes	(893)	6,216	5,144
Effects of changes in permanent differences	96	(879)	151
Tax effect on tax-free income	(532)	(1,033)	(1,263)
Other tax effects	161	1,759	(1,515)
Effective income taxes as reported	$ 46,944	$ 19,736	$ 24,363
Effective tax rate	27.90%	23.33%	32.98%